Product warranties and recalls and other safety measures (Tables)	12 Months Ended
Mar. 31, 2019
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2017, 2018 and 2019 consist of the following:

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Liabilities for quality assurances at beginning of year	1,403,764	1,696,938	1,702,312
Payments made during year	(604,853)	(586,943)	(489,461)
Provision for quality assurances	919,086	649,377	565,012
Changes relating to pre-existing quality assurances	(24,147)	(56,769)	(1,411)
Other	3,088	(291)	(7,177)

Liabilities for quality assurances at end of year	1,696,938	1,702,312	1,769,275

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2017, 2018 and 2019.

	Yen in millions
	For the years ended March 31,
	2017	2018	2019
Liabilities for recalls and other safety measures at beginning of year	925,475	1,275,200	1,275,256
Payments made during year	(444,416)	(456,177)	(396,971)
Provision for recalls and other safety measures	794,009	454,391	428,613
Other	132	1,842	(4,589)

Liabilities for recalls and other safety measures at end of year	1,275,200	1,275,256	1,302,309